REVENUE (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) employee product	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) person product	Dec. 31, 2020 USD ($)
Revenue from External Customer [Line Items]
Number Of Primary Products | product	3		3
Number of employees | employee	90
Number of staff photographers and videographers	115		120
Total Revenue	$ 464,305	$ 442,614	$ 918,688	$ 815,401
Revenues recognized from deferred revenue balance	101,300		120,200
Creative Stills
Revenue from External Customer [Line Items]
Total Revenue	$ 295,067	292,765	596,917	532,732
Editorial Stills
Revenue from External Customer [Line Items]
Number of employees | employee	300
Total Revenue	$ 161,698	142,509	306,631	266,699
Other
Revenue from External Customer [Line Items]
Total Revenue	$ 7,540	$ 7,340	$ 15,140	$ 15,970